Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
NOTE 6. LEASES
The Company’s operating lease arrangements consist of its corporate headquarters in Chandler, Arizona and field office facilities in most of the metropolitan markets in which the Company operates in the United States. These leases typically have original lease terms of 1 year to 6 years, and some leases contain multiyear renewal options. The Company does not have any finance lease arrangements.
The Company’s operating lease costs are included in operating expenses in the accompanying consolidated statements of operations. During the year ended December 31, 2021, operating lease cost was $1.4 million, and variable and short-term lease costs were $0.2 million. Rent expense for operating leases, as previously reported under former lease accounting standards, was $1.4 million and $1.2 million during the years ended December 31, 2020 and 2019, respectively.
During the year ended December 31, 2021, cash payments for amounts included in the measurement of operating lease liabilities was $1.4 million, and right-of-use
assets obtained in exchange for new or acquired operating lease liabilities was $1.6 million.
As of December 31, 2021, the Company’s operating leases had a weighted-average remaining lease term of 3.5 years and the weighted-average discount rate of 4.1%.
The Company’s operating lease liability maturities as of December 31, 2021 are as follows:

($ in thousands)
2022	$1,525
2023	1,637
2024	1,585
2025	640
2026	122
Thereafter	42

Total future lease payments	5,551
Less: Imputed interest	(376)

Total lease liabilities	$5,175

The Company’s operating lease
right-of-use
assets and operating lease liabilities, and the associated financial statement line items, as of December 31, 2021 are as follows:

($ in thousands)	Financial Statement Line Items	Balance
Right-of-use assets	Other non-current assets	$4,784
Lease liabilities:
Current liabilities	Accrued and other current liabilities	1,345
Non-current liabilities	Other long-term liabilities	3,830

Total lease liabilities		$5,175